Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.4%

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(a)	3,451	$154,501
Astronics Corp.(a)	11,860	477,009
Axon Enterprise, Inc.(a)	7,458	478,878
Ducommun, Inc.(a)	4,375	197,181
Moog, Inc., Class A	20,078	1,879,502
Parsons Corp.(a)	3,367	124,108

		3,311,179

Air Freight & Logistics — 0.5%
Forward Air Corp.	23,816	1,408,716
Hub Group, Inc., Class A(a)	45,032	1,890,443

		3,299,159

Auto Components — 0.2%
Dana, Inc.	35,557	709,007
Fox Factory Holding Corp.(a)(b)	1,237	102,065
Standard Motor Products, Inc.	2,083	94,443
Tower International, Inc.	27,261	531,589

		1,437,104

Banks — 2.6%
Atlantic Union Bankshares Corp.	4	141
Banner Corp.	4,842	262,194
Cadence Bancorp	109,557	2,278,786
CenterState Bank Corp.	2,996	68,998
Central Pacific Financial Corp.	76,378	2,288,285
Chemical Financial Corp.	18,102	744,173
First Financial Northwest, Inc.	7,677	108,630
Home BancShares, Inc.	146,210	2,816,005
Republic First Bancorp, Inc.(a)	48,038	235,867
Synovus Financial Corp.	70,732	2,475,620
TriState Capital Holdings, Inc.(a)(b)	226,167	4,826,404
United Community Banks, Inc.	22,171	633,204

		16,738,307

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	5,187	1,959,441

Biotechnology — 13.8%
ACADIA Pharmaceuticals, Inc.(a)	78,944	2,110,173
Acceleron Pharma, Inc.(a)(b)	19,658	807,551
Acorda Therapeutics, Inc.(a)	10,292	78,940
Adamas Pharmaceuticals, Inc.(a)(b)	30,950	191,890
Aduro Biotech, Inc.(a)(b)	41,407	63,767
Agenus, Inc.(a)(b)	279,884	839,652
Aimmune Therapeutics, Inc.(a)(b)	15,708	327,041
Akcea Therapeutics, Inc.(a)	13,643	319,928
Akebia Therapeutics, Inc.(a)	138,488	670,282
Alder Biopharmaceuticals, Inc.(a)(b)	81,849	963,363
Allogene Therapeutics, Inc.(a)(b)	48,865	1,312,025
Amicus Therapeutics, Inc.(a)(b)	100,186	1,250,321
AnaptysBio, Inc.(a)(b)	4,841	273,129
Apellis Pharmaceuticals, Inc.(a)	45,765	1,159,685
Arcus Biosciences, Inc.(a)(b)	37,078	294,770
Arena Pharmaceuticals, Inc.(a)	15,594	914,276
ArQule, Inc.(a)	6,781	74,659
Array BioPharma, Inc.(a)	129,919	6,019,147
Arrowhead Pharmaceuticals, Inc.(a)	68,665	1,819,622
Atara Biotherapeutics, Inc.(a)	40,616	816,788
Athenex, Inc.(a)	6,550	129,690
Athersys, Inc.(a)(b)	385,357	647,400
Audentes Therapeutics, Inc.(a)	45,248	1,713,089
BioCryst Pharmaceuticals, Inc.(a)	110,184	417,597
Biohaven Pharmaceutical Holding Co. Ltd.(a)	22,538	986,939
Blueprint Medicines Corp.(a)	25,019	2,360,042
Calithera Biosciences, Inc.(a)	146,873	572,805
Cara Therapeutics, Inc.(a)	22,310	479,665
CareDx, Inc.(a)	8,757	315,164
ChemoCentryx, Inc.(a)	97,749	909,066
Clovis Oncology, Inc.(a)	70,347	1,046,060

Security	Shares	Value

Biotechnology (continued)
Coherus Biosciences, Inc.(a)	46,245	$1,022,014
Conatus Pharmaceuticals, Inc.(a)(b)	109,769	28,551
Corvus Pharmaceuticals, Inc.(a)(b)	59,454	222,358
Crinetics Pharmaceuticals, Inc.(a)(b)	9,181	229,525
Cue Biopharma, Inc.(a)	1,866	16,775
Cyclerion Therapeutics, Inc.(a)	9,093	104,115
CytomX Therapeutics, Inc.(a)	48,477	543,912
Deciphera Pharmaceuticals, Inc.(a)(b)	27,757	625,920
Denali Therapeutics, Inc.(a)(b)	58,061	1,205,346
Eagle Pharmaceuticals, Inc.(a)(b)	3,078	171,383
Editas Medicine, Inc.(a)(b)	37,467	926,934
Eiger BioPharmaceuticals, Inc.(a)	28,032	297,139
Emergent BioSolutions, Inc.(a)	31,505	1,522,007
Enanta Pharmaceuticals, Inc.(a)	9,059	764,398
EPIRUS Biopharmaceuticals, Inc.(a)(c)	6,060	6
Epizyme, Inc.(a)(b)	38,192	479,310
Esperion Therapeutics, Inc.(a)	29,059	1,351,825
Exelixis, Inc.(a)	9,963	212,909
Fate Therapeutics, Inc.(a)(b)	64,788	1,315,196
FibroGen, Inc.(a)	41,649	1,881,702
Forty Seven, Inc.(a)	32,718	346,811
Genomic Health, Inc.(a)	28,589	1,663,022
Global Blood Therapeutics, Inc.(a)(b)	36,601	1,925,213
Gossamer Bio, Inc.(a)	9,155	203,058
Halozyme Therapeutics, Inc.(a)	129,496	2,224,741
Heron Therapeutics, Inc.(a)	15,910	295,767
Ideaya Biosciences, Inc.(a)	7,613	75,825
Immunomedics, Inc.(a)	59,905	830,882
Inovio Pharmaceuticals, Inc.(a)(b)	67,876	199,555
Insmed, Inc.(a)(b)	26,744	684,646
Intellia Therapeutics, Inc.(a)(b)	58,749	961,721
Intercept Pharmaceuticals, Inc.(a)	23,892	1,901,086
Intrexon Corp.(a)(b)	95,771	733,606
Invitae Corp.(a)	85,109	2,000,061
Iovance Biotherapeutics, Inc.(a)	47,838	1,172,988
Ironwood Pharmaceuticals, Inc.(a)	145,600	1,592,864
Jounce Therapeutics, Inc.(a)	20,195	99,965
Kezar Life Sciences, Inc.(a)	5,529	42,629
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	8,718	118,042
Kodiak Sciences, Inc.(a)	11,942	139,721
Krystal Biotech, Inc.(a)	2,149	86,540
Ligand Pharmaceuticals, Inc.(a)(b)	3,811	435,026
MacroGenics, Inc.(a)	52,760	895,337
Magenta Therapeutics, Inc.(a)	4,279	63,115
MeiraGTx Holdings plc(a)	6,062	162,947
Mersana Therapeutics, Inc.(a)	10,993	44,522
Mirati Therapeutics, Inc.(a)	17,271	1,778,913
Momenta Pharmaceuticals, Inc.(a)	12,882	160,381
Myriad Genetics, Inc.(a)(b)	29,249	812,537
Natera, Inc.(a)	59,483	1,640,541
Neon Therapeutics, Inc.(a)(b)	5,070	24,032
Nymox Pharmaceutical Corp.(a)(b)	17,877	25,922
Portola Pharmaceuticals, Inc.(a)(b)	60,143	1,631,680
Precision BioSciences, Inc.(a)	28,581	378,698
Principia Biopharma, Inc.(a)	14,674	487,030
Protagonist Therapeutics, Inc.(a)	5,882	71,231
PTC Therapeutics, Inc.(a)(b)	23,286	1,047,870
Puma Biotechnology, Inc.(a)	27,046	343,755
Ra Pharmaceuticals, Inc.(a)	25,807	776,016
Radius Health, Inc.(a)(b)	35,961	876,010
Recro Pharma, Inc.(a)	32,015	325,593
REGENXBIO, Inc.(a)(b)	9,742	500,447
Repligen Corp.(a)	23,485	2,018,536
Retrophin, Inc.(a)(b)	57,946	1,164,135
Rhythm Pharmaceuticals, Inc.(a)	17,916	394,152
Rigel Pharmaceuticals, Inc.(a)(b)	199,322	520,230
Rubius Therapeutics, Inc.(a)	24,592	386,832
Sangamo Therapeutics, Inc.(a)(b)	71,395	768,924
Savara, Inc.(a)(b)	33,361	79,066
Seres Therapeutics, Inc.(a)(b)	120,618	388,390

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Spark Therapeutics, Inc.(a)	21,961	$2,248,367
Spectrum Pharmaceuticals, Inc.(a)	128,285	1,104,534
Stemline Therapeutics, Inc.(a)	35,202	539,295
Surface Oncology, Inc.(a)	46,517	131,178
Syndax Pharmaceuticals, Inc.(a)	8,147	75,849
Tocagen, Inc.(a)(b)	24,883	166,218
Turning Point Therapeutics, Inc.(a)	1,329	54,090
Twist Bioscience Corp.(a)(b)	36,369	1,055,065
Ultragenyx Pharmaceutical, Inc.(a)(b)	40,117	2,547,430
UNITY Biotechnology, Inc.(a)	34,524	327,978
Unum Therapeutics, Inc.(a)(b)	48,469	126,989
Vanda Pharmaceuticals, Inc.(a)	30,171	425,109
Veracyte, Inc.(a)	49,755	1,418,515
Vericel Corp.(a)	18,472	348,936
vTv Therapeutics, Inc., Class A(a)	2	3
Xencor, Inc.(a)	46,054	1,884,990

		90,761,008

Building Products — 2.3%
Advanced Drainage Systems, Inc.	3,182	104,338
Builders FirstSource, Inc.(a)	65,273	1,100,503
Continental Building Products, Inc.(a)(b)	55,162	1,465,654
CSW Industrials, Inc.	16,868	1,149,554
PGT Innovations, Inc.(a)	49,606	829,412
Trex Co., Inc.(a)(b)	78,756	5,646,805
Universal Forest Products, Inc.	118,447	4,508,093

		14,804,359

Capital Markets — 0.4%
Ares Management Corp., Class A	12,011	314,328
Artisan Partners Asset Management, Inc., Class A	11,069	304,619
Cohen & Steers, Inc.	8,689	446,962
Moelis & Co., Class A	53,573	1,872,376

		2,938,285

Chemicals — 1.6%
Innospec, Inc.	68,667	6,265,177
Marrone Bio Innovations, Inc.(a)	67,243	100,864
PolyOne Corp.	130,166	4,085,911

		10,451,952

Commercial Services & Supplies — 2.5%
ARC Document Solutions, Inc.(a)	180,199	367,606
HNI Corp.	3,591	127,050
Kimball International, Inc., Class B	12,836	223,731
McGrath RentCorp.	78,272	4,864,605
Mobile Mini, Inc.	78,363	2,384,586
Steelcase, Inc., Class A	73,944	1,264,442
Tetra Tech, Inc.	59,669	4,687,000
Viad Corp.	38,701	2,563,554

		16,482,574

Communications Equipment — 1.0%
Aerohive Networks, Inc.(a)	5,351	23,705
Calix, Inc.(a)	130,021	852,938
Ciena Corp.(a)	121,212	4,985,450
Extreme Networks, Inc.(a)	27,291	176,573
Infinera Corp.(a)	195,599	569,193
ViaSat, Inc.(a)	3,420	276,404

		6,884,263

Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	133,914	6,828,275
MasTec, Inc.(a)(b)	131,637	6,783,255
MYR Group, Inc.(a)	9,069	338,727

		13,950,257

Consumer Finance — 0.6%
Enova International, Inc.(a)	54,053	1,245,922

Security	Shares	Value

Consumer Finance (continued)
FirstCash, Inc.	26,555	$2,656,031
Green Dot Corp., Class A(a)	4,871	238,192

		4,140,145

Distributors — 0.3%
Core-Mark Holding Co., Inc.	41,620	1,653,146

Diversified Consumer Services — 0.8%
Chegg, Inc.(a)(b)	63,649	2,456,215
Strategic Education, Inc.	16,002	2,848,356

		5,304,571

Diversified Telecommunication Services — 1.1%
Bandwidth, Inc., Class A(a)	11,879	891,163
Cogent Communications Holdings, Inc.	89,774	5,328,985
Ooma, Inc.(a)	82,386	863,405

		7,083,553

Electric Utilities — 0.2%
IDACORP, Inc.	10,613	1,065,864
Portland General Electric Co.	4,422	239,540

		1,305,404

Electrical Equipment — 1.1%
Atkore International Group, Inc.(a)	45,230	1,170,100
Generac Holdings, Inc.(a)	89,692	6,225,522

		7,395,622

Electronic Equipment, Instruments & Components — 2.9%
Anixter International, Inc.(a)	11,645	695,323
Control4 Corp.(a)	6,649	157,914
Fitbit, Inc., Class A(a)(b)	919,804	4,047,138
Insight Enterprises, Inc.(a)	13,693	796,933
OSI Systems, Inc.(a)(b)	73,845	8,317,162
PAR Technology Corp.(a)	8,563	241,477
PC Connection, Inc.	14,936	522,461
Sanmina Corp.(a)	22,084	668,704
ScanSource, Inc.(a)	95,985	3,125,272
Tech Data Corp.(a)	3,669	383,777

		18,956,161

Energy Equipment & Services — 0.5%
Aspen Aerogels, Inc.(a)	30	214
Cactus, Inc., Class A(a)	5,699	188,751
ProPetro Holding Corp.(a)(b)	118,984	2,462,969
Superior Energy Services, Inc.(a)	398,485	518,030

		3,169,964

Entertainment — 0.1%
Glu Mobile, Inc.(a)	28,564	205,090
Rosetta Stone, Inc.(a)	8,219	188,051

		393,141

Equity Real Estate Investment Trusts (REITs) — 4.2%
Bluerock Residential Growth REIT, Inc.	3,937	46,260
EastGroup Properties, Inc.	93,649	10,861,411
First Industrial Realty Trust, Inc.	30,915	1,135,817
Four Corners Property Trust, Inc.	87,842	2,400,722
Hersha Hospitality Trust	88,363	1,461,524
National Storage Affiliates Trust	20,517	593,762
NexPoint Residential Trust, Inc.	7,447	308,306
Plymouth Industrial REIT, Inc.	1,640	31,062
PS Business Parks, Inc.	17,775	2,995,621
QTS Realty Trust, Inc., Class A	17,685	816,693
RLJ Lodging Trust	86,115	1,527,680
Ryman Hospitality Properties, Inc.	68,540	5,557,909

		27,736,767

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings, Inc.(a)	36,567	965,369

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	69,009	$2,762,430

		3,727,799

Food Products — 1.1%
Calavo Growers, Inc.	7,572	732,515
Freshpet, Inc.(a)(b)	47,847	2,177,517
J&J Snack Foods Corp.	7,076	1,138,882
John B. Sanfilippo & Son, Inc.	37,438	2,983,434
Simply Good Foods Co.(a)	11,526	277,546

		7,309,894

Gas Utilities — 0.1%
Chesapeake Utilities Corp.	3,250	308,815
Northwest Natural Holding Co.	8,400	583,800

		892,615

Health Care Equipment & Supplies — 6.4%
Accuray, Inc.(a)	173,434	671,190
AtriCure, Inc.(a)	53,423	1,594,142
Cardiovascular Systems, Inc.(a)	65,509	2,812,301
CONMED Corp.	10,733	918,423
CryoLife, Inc.(a)	5,766	172,576
GenMark Diagnostics, Inc.(a)	32,101	208,335
Glaukos Corp.(a)	9,525	718,185
Globus Medical, Inc., Class A(a)	101,386	4,288,628
Haemonetics Corp.(a)	26,816	3,227,037
Inogen, Inc.(a)	22,219	1,483,340
Integer Holdings Corp.(a)	35,629	2,989,986
iRadimed Corp.(a)(b)	21,309	435,769
iRhythm Technologies, Inc.(a)(b)	34,042	2,692,041
Masimo Corp.(a)	788	117,270
Merit Medical Systems, Inc.(a)	97,904	5,831,162
Neogen Corp.(a)	23,765	1,476,044
Novocure Ltd.(a)	84,283	5,329,214
NuVasive, Inc.(a)	13,954	816,867
Penumbra, Inc.(a)(b)	7,484	1,197,440
RTI Surgical Holdings, Inc.(a)	256,049	1,088,208
SeaSpine Holdings Corp.(a)	35,559	471,157
Tactile Systems Technology, Inc.(a)	6,239	355,124
Tandem Diabetes Care, Inc.(a)(b)	21,338	1,376,728
Wright Medical Group NV(a)	53,676	1,600,618

		41,871,785

Health Care Providers & Services — 3.7%
Amedisys, Inc.(a)	20,171	2,448,961
AMN Healthcare Services, Inc.(a)	5,330	289,152
Chemed Corp.	10,349	3,734,333
CorVel Corp.(a)	10,179	885,675
Ensign Group, Inc.	30,122	1,714,544
Enzo Biochem, Inc.(a)(b)	64,860	218,578
HealthEquity, Inc.(a)	82,300	5,382,420
LHC Group, Inc.(a)	7,168	857,149
National Research Corp.	3,772	217,229
PetIQ, Inc.(a)(b)	9,697	319,613
Select Medical Holdings Corp.(a)	77,915	1,236,511
U.S. Physical Therapy, Inc.	54,541	6,685,090

		23,989,255

Health Care Technology — 1.8%
Castlight Health, Inc., Class B(a)	212,342	685,865
Evolent Health, Inc., Class A(a)	11,689	92,928
HealthStream, Inc.(a)	31,167	805,979
HMS Holdings Corp.(a)	58,767	1,903,463
Inovalon Holdings, Inc., Class A(a)(b)	22,590	327,781
Medidata Solutions, Inc.(a)	2,794	252,885
NextGen Healthcare, Inc.(a)	35,373	703,923
Omnicell, Inc.(a)	75,593	6,503,266
Vocera Communications, Inc.(a)	21,498	686,216

		11,962,306

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.9%
BJ’s Restaurants, Inc.	32,497	$1,427,918
Bloomin’ Brands, Inc.	40,414	764,229
Boyd Gaming Corp.	110,733	2,983,147
Brinker International, Inc.	90,702	3,569,124
Churchill Downs, Inc.	21,216	2,441,325
Cracker Barrel Old Country Store, Inc.	5,833	995,868
Planet Fitness, Inc., Class A(a)(b)	41,827	3,029,948
Ruth’s Hospitality Group, Inc.	59,839	1,358,944
SeaWorld Entertainment, Inc.(a)	24,021	744,651
Target Hospitality Corp.(a)	64,415	586,176
Texas Roadhouse, Inc.	146,324	7,853,209

		25,754,539

Household Durables — 1.2%
GoPro, Inc., Class A(a)	92,672	505,989
iRobot Corp.(a)(b)	22,330	2,046,321
La-Z-Boy, Inc.	15,079	462,322
MDC Holdings, Inc.	63,846	2,092,872
Meritage Homes Corp.(a)	11,446	587,638
TopBuild Corp.(a)	22,331	1,848,114
ZAGG, Inc.(a)(b)	64,527	449,108

		7,992,364

Household Products — 0.0%
Central Garden & Pet Co.(a)(b)	3,827	103,138

Insurance — 0.9%
Kinsale Capital Group, Inc.	62,861	5,750,524

Interactive Media & Services — 1.7%
Care.com, Inc.(a)	80,251	881,156
Cargurus, Inc.(a)(b)	114,477	4,133,764
EverQuote, Inc., Class A(a)	20,888	271,544
QuinStreet, Inc.(a)	77,852	1,233,954
TrueCar, Inc.(a)	149,862	818,247
Yelp, Inc.(a)	120,471	4,117,699

		11,456,364

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com, Inc., Class A(a)	71,801	1,355,603
Etsy, Inc.(a)	93,672	5,748,651
RealReal, Inc.(a)	17,850	515,865
Rubicon Project, Inc.(a)	23,408	148,875
Stitch Fix, Inc., Class A(a)	8,857	283,335

		8,052,329

IT Services — 1.6%
Carbonite, Inc.(a)(b)	3,266	85,047
CSG Systems International, Inc.	84,948	4,148,011
Hackett Group, Inc.	76,771	1,288,985
I3 Verticals, Inc., Class A(a)	31,499	927,646
International Money Express, Inc.(a)	60,835	857,773
LiveRamp Holdings, Inc.(a)	4,172	202,259
ManTech International Corp., Class A	11,471	755,365
NIC, Inc.	93,624	1,501,729
Perficient, Inc.(a)	18,016	618,309
TTEC Holdings, Inc.	3,838	178,812

		10,563,936

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(a)	38,804	1,507,535
MasterCraft Boat Holdings, Inc.(a)	17,737	347,468

		1,855,003

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp.(a)	6,354	306,898
Codexis, Inc.(a)	3,860	71,140
Fluidigm Corp.(a)	52,934	652,147
Harvard Bioscience, Inc.(a)(b)	107,154	214,308
Medpace Holdings, Inc.(a)(b)	27,630	1,807,555

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies, Inc.(a)	42,338	$1,284,958
NeoGenomics, Inc.(a)	84,454	1,852,921
Pacific Biosciences of California, Inc.(a)	21,980	132,979
Quanterix Corp.(a)	3,077	103,972

		6,426,878

Machinery — 4.2%
Albany International Corp., Class A	34,501	2,860,478
ESCO Technologies, Inc.	4,678	386,496
Federal Signal Corp.	27,641	739,397
Global Brass & Copper Holdings, Inc.	12,084	528,433
Harsco Corp.(a)	11,362	311,773
Hillenbrand, Inc.	14,038	555,484
John Bean Technologies Corp.	22,307	2,702,047
Meritor, Inc.(a)	37,158	901,081
Miller Industries, Inc.	5,301	163,006
Omega Flex, Inc.	2,016	154,849
Rexnord Corp.(a)(b)	87,023	2,629,835
SPX Corp.(a)	24,924	822,990
TriMas Corp.(a)	17,578	544,391
Watts Water Technologies, Inc., Class A	78,209	7,287,515
Woodward, Inc.	60,602	6,857,722

		27,445,497

Media — 0.7%
Entravision Communications Corp., Class A	185,576	578,997
MSG Networks, Inc., Class A(a)	131,248	2,722,084
Sirius XM Holdings, Inc.	178,129	993,960
Tremor International Ltd.	2,418	3,577

		4,298,618

Metals & Mining — 0.6%
Kaiser Aluminum Corp.	21,711	2,119,211
Materion Corp.	23,242	1,576,040
Ryerson Holding Corp.(a)	37,411	311,634

		4,006,885

Oil, Gas & Consumable Fuels — 0.3%
Evolution Petroleum Corp.	206,868	1,479,106
Montage Resources Corp.(a)	1	6
W&T Offshore, Inc.(a)	55,140	273,494

		1,752,606

Paper & Forest Products — 0.3%
Boise Cascade Co.	80,794	2,271,119

Personal Products — 0.4%
Medifast, Inc.	5,128	657,922
Natural Health Trends Corp.	19,670	158,343
USANA Health Sciences, Inc.(a)	24,072	1,912,039

		2,728,304

Pharmaceuticals — 2.6%
Aerie Pharmaceuticals, Inc.(a)	2,777	82,060
Amneal Pharmaceuticals, Inc.(a)(b)	54,221	388,765
Amphastar Pharmaceuticals, Inc.(a)	25,897	546,686
Arvinas, Inc.(a)	12,034	264,628
Corcept Therapeutics, Inc.(a)(b)	123,252	1,374,260
Dermira, Inc.(a)	40,433	386,539
Horizon Therapeutics PLC(a)	108,687	2,615,009
Innoviva, Inc.(a)	65,657	955,966
Intersect ENT, Inc.(a)	52,185	1,187,731
Intra-Cellular Therapies, Inc.(a)(b)	57,193	742,365
Medicines Co.(a)	48,118	1,754,863
NGM Biopharmaceuticals, Inc.(a)	11,140	163,090
Omeros Corp.(a)	25,147	394,556
Pacira BioSciences, Inc.(a)	22,726	988,354
Phibro Animal Health Corp., Class A	29,520	937,850
Reata Pharmaceuticals, Inc., Class A(a)	12,836	1,211,077
Supernus Pharmaceuticals, Inc.(a)	15,452	511,307
TherapeuticsMD, Inc.(a)	25,874	67,272
Theravance Biopharma, Inc.(a)	64,884	1,059,556

Security	Shares	Value

Pharmaceuticals (continued)
Trevi Therapeutics, Inc.(a)	2,320	$17,400
Tricida, Inc.(a)(b)	10,295	406,241
Xeris Pharmaceuticals, Inc.(a)(b)	37,924	433,851
Zogenix, Inc.(a)	14,494	692,523

		17,181,949

Professional Services — 3.3%
CRA International, Inc.	46,419	1,779,240
Forrester Research, Inc.	19,702	926,585
Insperity, Inc.	90,663	11,073,579
Kforce, Inc.	117,451	4,121,356
TriNet Group, Inc.(a)	54,421	3,689,744
WageWorks, Inc.(a)	1,422	72,223

		21,662,727

Real Estate Management & Development — 0.2%
Marcus & Millichap, Inc.(a)	49,222	1,518,499

Road & Rail — 0.4%
Marten Transport Ltd.	49,147	892,018
Universal Logistics Holdings, Inc.	82,105	1,844,899

		2,736,917

Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc.(a)	1,629	71,888
Amkor Technology, Inc.(a)	390,235	2,911,153
Aquantia Corp.(a)	13,151	171,358
Brooks Automation, Inc.	26,794	1,038,267
Cirrus Logic, Inc.(a)	155,658	6,802,255
Inphi Corp.(a)	4,144	207,614
Nanometrics, Inc.(a)	10,606	368,134
Semtech Corp.(a)(b)	31,789	1,527,461
SunPower Corp.(a)	50,727	542,272
Synaptics, Inc.(a)	4,001	116,589

		13,756,991

Software — 9.6%
A10 Networks, Inc.(a)(b)	211,065	1,439,463
Alarm.com Holdings, Inc.(a)	44,076	2,358,066
Avalara, Inc.(a)	15,266	1,102,205
Benefitfocus, Inc.(a)(b)	129,892	3,526,568
Blackline, Inc.(a)	31,537	1,687,545
Bottomline Technologies DE, Inc.(a)(b)	7,874	348,346
Box, Inc., Class A(a)(b)	185,262	3,262,464
Cloudera, Inc.(a)(b)	114,148	600,418
Cornerstone OnDemand, Inc.(a)	74,717	4,328,356
Domo, Inc., Class B(a)(b)	51,262	1,400,478
Everbridge, Inc.(a)	5,201	465,073
j2 Global, Inc.	13,412	1,192,193
LivePerson, Inc.(a)	73,566	2,062,791
New Relic, Inc.(a)	20,106	1,739,370
Paylocity Holding Corp.(a)	95,834	8,991,146
Progress Software Corp.	24,461	1,066,989
PROS Holdings, Inc.(a)	9,866	624,123
Qualys, Inc.(a)	17,954	1,563,434
Rapid7, Inc.(a)	65,393	3,782,331
RingCentral, Inc., Class A(a)	46,923	5,392,391
SPS Commerce, Inc.(a)	23,545	2,406,534
SVMK, Inc.(a)	7,094	117,122
Telenav, Inc.(a)	51,608	412,864
Tenable Holdings, Inc.(a)	5,321	151,861
Workiva, Inc.(a)	64,901	3,770,099
Yext, Inc.(a)	160,842	3,231,316
Zendesk, Inc.(a)(b)	46,635	4,151,914
Zix Corp.(a)(b)	47,329	430,221
Zscaler, Inc.(a)	20,681	1,584,992

		63,190,673

Specialty Retail — 2.6%
American Eagle Outfitters, Inc.	216,928	3,666,083
America’s Car-Mart, Inc.(a)	11,485	988,629

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Asbury Automotive Group, Inc.(a)	71,678	$6,045,323
Five Below, Inc.(a)	506	60,730
Haverty Furniture Cos., Inc.	12	204
Lithia Motors, Inc., Class A	27,048	3,212,761
MarineMax, Inc.(a)	39,102	642,837
Murphy USA, Inc.(a)(b)	17,584	1,477,584
Sleep Number Corp.(a)(b)	13,065	527,695
Sonic Automotive, Inc., Class A	26,282	613,685

		17,235,531

Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc.(a)	113,164	2,234,989
G-III Apparel Group Ltd.(a)	26,799	788,427
Oxford Industries, Inc.	53,822	4,079,708
Steven Madden Ltd.	85,072	2,888,194
Wolverine World Wide, Inc.	88,231	2,429,882

		12,421,200

Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd.(a)	91,922	4,319,415
Federal Agricultural Mortgage Corp., Class C	10,341	751,377
Riverview Bancorp, Inc.	24,022	205,148
Washington Federal, Inc.	34,192	1,194,327

		6,470,267

Tobacco — 0.7%
Turning Point Brands, Inc.	10,563	517,376
Vector Group Ltd.	426,001	4,153,510

		4,670,886

Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	131,488	8,090,457
BMC Stock Holdings, Inc.(a)	94,099	1,994,899
DXP Enterprises, Inc.(a)	16,872	639,280
Foundation Building Materials, Inc.(a)	28,117	499,920
H&E Equipment Services, Inc.	66,531	1,935,387
Herc Holdings, Inc.(a)	21,353	978,608
Lawson Products, Inc.(a)	1,885	69,236

		14,207,787

Water Utilities — 0.1%
American States Water Co.	5,080	382,219
Global Water Resources, Inc.	1,161	12,121

		394,340

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	55,404	220,508
Shenandoah Telecommunications Co.	3,229	124,381

		344,889

Total Common Stocks — 98.4% (Cost: $571,505,924)		646,160,776

Preferred Stocks — 0.6%

Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0)(a)(c)(d)(e)	8,264	—
Series 8 (Acquired 8/31/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2

		2

Software — 0.6%
Illumio, Inc., Series C (Acquired 3/10/15, cost $ 1,000,317)(a)(c)(e)	311,155	1,322,409
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $2,499,998)(a)(c)(e)	407,830	2,654,973

		3,977,382

Total Preferred Stocks — 0.6% (Cost: $4,675,299)		3,977,384

Security	Shares	Value

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. — CVR(a)(c)	57,348	$12,043

Total Rights — 0.0% (Cost: $—)		12,043

Total Long-Term Investments — 99.0% (Cost: $576,181,223)		650,150,203

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(f)(h)	5,964,205	5,964,205
SL Liquidity Series, LLC, Money Market Series, 2.55%(f)(g)(h)	30,958,242	30,967,529

Total Short-Term Securities — 5.6% (Cost: $36,921,262)		36,931,734

Total Investments — 104.6% (Cost: $613,102,485)		687,081,937

Liabilities in Excess of Other Assets — (4.6)%		(30,431,076)

Net Assets — 100.0%		$656,650,861

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,977,384, representing 0.6% of its net assets as of period end, and an original cost of $4,675,299.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	7,684,764	(1,720,559)	5,964,205	$5,964,205	$97,712		$—	$—
SL Liquidity Series, LLC, Money Market Series	48,928,861	(17,970,619)	30,958,242	30,967,529	119,141	(b)	1,038	2,334

				$36,931,734	$216,853		$1,038	$2,334

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	100	09/20/19	$7,836	$127,885

Portfolio Abbreviation

CVR	Contingent Value Rights

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage Small Cap Growth Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$646,160,776	$—	$—	$646,160,776
Preferred Stocks(a)	—	—	3,977,384	3,977,384
Rights(a)	—	—	12,043	12,043
Short-Term Securities	5,964,205	—	—	5,964,205

Subtotal	$652,124,981	$—	$3,989,427	$656,114,408

Investments Valued at Net Asset Value (“NAV”)(b)				30,967,529

Total Investments				$687,081,937

Derivative Financial Instruments(c)
Assets:
Equity contracts	$127,885	$—	$—	$127,885

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.